NOTE 12 - COMMITMENTS AND CONTINGENCIES 525	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
NOTE 12 - COMMITMENTS AND CONTINGENCIES 525

NOTE 12 - COMMITMENTS AND CONTINGENCIES 525

During each of the year ended December 31, 2021 and 2020, the Company paid $11,128 and 10,800 for its rented premises in Dunfermline, Scotland. The lease was renewed in March 2021 for twelve months, at a monthly rate of $1,000, and is exempt from ASC 842 lease accounting due to its short term.

During the years ended December 31, 2021 and 2020, the Company paid $1,200 and $0 for use of premises in New York, New York. The agreement was signed in August 2021 for twelve months, at a monthly rate of $200, and is exempt from ASC 842 lease accounting due to its short term.

The Company has entered into an employment agreement with Steven Saunders, our Chief Commercial Officer and Director. The term is three years commencing July 1, 2021. Mr. Saunders is to receive monthly cash compensation of $15,000 reduced by $3,820 until at least $5,000,000 funding has been received through the S-1 offering.

The Company entered into employment agreement with Stephen Morris, our Founder and Chief Technology Officer, the term is three years commencing July 1, 2021. Mr. Morris is to receive monthly cash compensation of $15,000 reduced by $4,790 until at least $5,000,000 has been received through the S-1 offering.

The Company has entered into an employment agreement with Rik Willard to act as Chief Executive Officer of the company and as Director. The term is 1 year commencing August 15, 2021. Mr. Willard is to receive monthly cash compensation of $15,000 reduced by $7,500 until at least $5,000,000 funding has been received through the S-1 offering. Mr. Willard was also granted a signing bonus of 102,040 restricted shares, which were issued in June 2021.